Note 7 - Subordinated Notes Payable - Schedule of Subordinated Notes Payable (Details) - CAD ($) $ in Thousands	Jul. 31, 2026	Oct. 31, 2025	Jul. 31, 2025
Subordinated notes payable, maturing May 2031 [member]
Statement Line Items [Line Items]
Subordinated notes payable	$ 103,793	$ 103,516	$ 102,148
Subordinated notes payable [member]
Statement Line Items [Line Items]
Subordinated notes payable	$ 103,793	$ 103,516	$ 102,148